August 19, 2013

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:         Dividend and Income Fund – File Nos. 333-189804 and 811-08747
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.01 per share (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement.

The Amendment is being filed in order to respond to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on August 1, 2013 regarding the above-referenced Registration Statement, make such other changes as the Fund has deemed appropriate, and file any remaining exhibits.

The Fund expects to submit in writing at the appropriate time to the Staff a request for the acceleration of effectiveness of the Registration Statement.

Thank you for your assistance in this matter. Please contact me at (202) 778-9082 with any questions or comments you may have.

Sincerely,

                    /s/ Fatima S. Sulaiman

Enclosures